FAIR VALUE MEASUREMENTS - Schedule of Company's Assets that are Measured at Fair Value (Details) - HCM II ACQUISITION CORP - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Assets
Money market mutual fund held in Trust Account	$ 242,642,972	$ 235,193,585
Liabilities:
Total forward purchase agreement liability	0
Level 1
Assets
Money market mutual fund held in Trust Account	$ 242,642,972	$ 235,193,585